Employee Benefit Liabilities - Schedule of Defined Benefit Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Defined Benefit Plans [Abstract]
Defined benefit obligation	$ 2,671	$ 2,665
Fair value of plan assets	(1,490)	(1,549)
Net defined benefit liability	$ 1,181	$ 1,116